Shareholder Report, Line Graph (Details) 1014058_Franklin Focused Growth ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 13, 2016	Mar. 31, 2026
Franklin Focused Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Focused Growth ETF (NAV)
Accumulated Value	$ 37,902	$ 36,827	$ 24,993	$ 29,694	$ 29,618	$ 17,797	$ 17,152	$ 14,974	$ 11,682	$ 10,000	$ 44,535
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,431	28,382	21,952	24,012	21,454	13,200	14,526	13,355	11,734	10,000	$ 35,935
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 40,247	$ 37,348	$ 26,870	$ 30,157	$ 26,229	$ 16,117	$ 15,971	$ 14,165	$ 11,682	$ 10,000	$ 47,818